Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 77	$ 270
Restricted cash		10
Short-term loan to others (Note 8H)		15
Prepaid expenses	88	30
Other current assets	20	24
T o t a l Current assets	185	349
Non-current assets
Investments valued under the measurement alternative (Note 3)	894	450
Property and equipment, net (Note 4)	230	256
Total non-current assets	1,124	706
T o t a l assets	1,309	1,055
Current Liabilities
Short term loan (Note 5I)	82
Accounts payable and accrued expenses	247	226
Accrued compensation	1,476	838
T o t a l current liabilities	1,805	1,064
Non-current liability
Convertible component in convertible notes (Note 5)	161
Convertible notes (Note 5)	1,814	1,431
T o t a l liabilities	3,780	2,495
Stockholders’ Deficit (Note 6)
Common stock, par value $0.0001 per share, 1,500,000,000 shares authorized at December 31, 2022 and December 31, 2021; 943,703,873 and 942,568,006 shares issued and outstanding at December 31, 2022 and December 31, 2021	94	94
Additional paid-in capital	23,248	22,073
Stock to be issued	474	44
Accumulated deficit	(26,402)	(23,757)
Accumulated other comprehensive income	115	106
T o t a l stockholders’ deficit	(2,471)	(1,440)
T o t a l liabilities and stockholders’ deficit	$ 1,309	$ 1,055